Pension and severance plans - Multiemployer plans (Details 19) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Certain Subsidiaries
Pension and severance plans
Multiemployer plans, total amounts of cost recognized for contributions	¥ 115	¥ 169	¥ 169
Defined contribution plans, cost recognized for certain subsidiaries' contributions	3,270	¥ 3,103	¥ 2,617
NIDEC
Pension and severance plans
Multiemployer, expected employer contribution	109
Defined contribution plans, expected employer contribution	¥ 3,301